Segment Information Underwriting Margins and Combined Ratios for our Underwriting Operations (Details) - Operating Segments - Underwriting Operations	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Underwriting Margin	11.20%	5.10%	4.20%
Combined ratio	88.80%	94.90%	95.80%
Personal Lines Segment
Segment Reporting Information [Line Items]
Underwriting Margin	11.40%	5.90%	3.20%
Combined ratio	88.60%	94.10%	96.80%
Commercial Lines Segment
Segment Reporting Information [Line Items]
Underwriting Margin	10.60%	1.20%	8.90%
Combined ratio	89.40%	98.80%	91.10%